Financial instruments and related disclosures - Summary of Financial Assets and Non Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 24)	£ 6,423	£ 6,000
Other non-current assets (Note 22)	1,576	1,413
Financial assets	12,402	10,906
Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 24)	6,423	6,000
Other non-current assets (Note 22)	1,576	1,413
Other items in Assets held for sale (Note 26)	84
Financial assets	8,083	7,413
Financial Assets at Fair Value Through Profit or Loss, Category [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 24)	120	42
Other non-current assets (Note 22)	716	464
Other items in Assets held for sale (Note 26)	0
Financial assets	836	506
Financial assets at fair value through other comprehensive income, category [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 24)	1,687
Other non-current assets (Note 22)	0
Other items in Assets held for sale (Note 26)	0
Financial assets	1,687
Amortised cost [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 24)	3,761
Other non-current assets (Note 22)	49
Other items in Assets held for sale (Note 26)	47
Financial assets	3,857
Financial Instruments [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 24)	5,568	5,190
Other non-current assets (Note 22)	765	811
Other items in Assets held for sale (Note 26)	47
Financial assets	6,380	6,001
Non Financial Instruments [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 24)	855	810
Other non-current assets (Note 22)	811	602
Other items in Assets held for sale (Note 26)	37
Financial assets	£ 1,703	1,412
Loans and Receivables, Category [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 24)		5,148
Other non-current assets (Note 22)		347
Financial assets		£ 5,495